DERIVATIVE FINANCIAL LIABILITY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
DERIVATIVE FINANCIAL LIABILITY
DERIVATIVE FINANCIAL LIABILITY
11	DERIVATIVE FINANCIAL LIABILITY

Certain of the short-term convertible notes disclosed in note 10 above, had variable priced conversion rights with no fixed floor price and would re-price dependent on the share price performance over varying periods of time. This gave rise to a derivative financial liability, which was valued at $207,186 at inception of the convertible notes using a Black-Scholes valuation model. The value of this derivative financial liability is re-assessed at each financial reporting period, with any movement thereon recorded in the statement of operations in the period in which it is incurred or the convertible debt is converted into equity.

The value of the derivative financial liability was re-assessed during the six months ended June 30, 2014 and as of June 30, 2014 resulting in a net credit to the unaudited consolidated statement of operations of $227,499 and a net charge of $(619,307) for convertible debt converted to equity, totaling a net charge of $(397,611) for the six months ended June 30, 2014.

	June 30,2014	December31, 2013

Opening balance	$237,799	$-
Conversion of derivative liability for stock issued at a discount	(619,306)	-
Fair value adjustments to derivative financial liability	397,611	237,799
	$16,104	$237,799

The following assumptions were used in the Black-Scholes valuation model:

	Six months endedJune 30, 2014	Year endedDecember 31, 2013
Stock price over the period	$0.14 – $0.50	$0.20 –$ 0.94
Risk free interest rate	0.11% to 0.13%	0.09% to 0.16%
Expected life of short-term notes payable	1 to 10 months	8 to 12 months
Expected volatility	119.45%	114.14%
Expected dividend rate	0%	0%

DERIVATIVE FINANCIAL LIABILITY.
9	DERIVATIVE FINANCIAL LIABILITY

The short-term convertible notes disclosed in note 8 above, have variable priced conversion rights with no fixed floor price and will re-price dependent on the share price performance over varying periods of time. This gives rise to a derivative financial liability, which was valued at $201,382 at inception of the convertible notes using a Black-Scholes valuation model. The value of this derivative financial liability will be re-assessed at each financial reporting period, with any movement thereon recorded in the statement of operations in the period in which it is incurred.

The value of the derivative financial liability was re-assessed as of December 31, 2013 resulting in a net charge to the consolidated statement of operations of $36,417 for the year ended December 31, 2013.

	December 31, 2013	December 31, 2012

Opening balance	$-	$-
Derivative financial liability arising on short-term notes with variable conversion prices	201,382	-
Fair value adjustments	36,417	-
	$237,799	$-

The following assumptions were used in the Black-Scholes valuation model:

	Year endedDecember 31, 2013	Year endedDecember 31, 2012
Stock price over the period	$0.20 0.94	$-
Risk free interest rate	0.09% to 0.16%	-
Expected life of short-term notes payable	8 to 12 months	-
Expected volatility	114.14%	-
Expected dividend rate	0%	-